Exhibit 99.1

World Omni Auto Receivables Trust 2020-A

Monthly Servicer Certificate

June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	151,530,696.91	14,112
Yield Supplement Overcollateralization Amount 05/31/23	2,407,416.89	0
Receivables Balance 05/31/23	153,938,113.80	14,112
Principal Payments	9,272,861.71	429
Defaulted Receivables	128,097.75	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	2,170,291.47	0
Pool Balance at 06/30/23	142,366,862.87	13,675

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.53%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,625,598.27	165
Past Due 61-90 days	593,643.02	36
Past Due 91-120 days	60,423.50	4
Past Due 121+ days	0.00	0
Total	3,279,664.79	205

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	131,220.72
Aggregate Net Losses/(Gains) - June 2023	(3,122.97)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.02%
Prior Net Losses/(Gains) Ratio	0.62%
Second Prior Net Losses/(Gains) Ratio	-0.55%
Third Prior Net Losses/(Gains) Ratio	-0.34%
Four Month Average	-0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.36%
Weighted Average Contract Rate, Yield Adjusted	5.95%
Weighted Average Remaining Term	25.52

Flow of Funds	$ Amount
Collections	9,970,628.40
Investment Earnings on Cash Accounts	10,098.31
Servicing Fee	(128,281.76)
Transfer to Collection Account	-
Available Funds	9,852,444.95

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	108,868.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	4,979,439.13
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	532,445.05

Total Distributions of Available Funds	9,852,444.95

Servicing Fee	128,281.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	147,346,302.00
Principal Paid	9,163,834.04
Note Balance @ 07/17/23	138,182,467.96

Class A-1
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2a
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2b
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-3
Note Balance @ 06/15/23	32,766,302.00
Principal Paid	9,163,834.04
Note Balance @ 07/17/23	23,602,467.96
Note Factor @ 07/17/23	8.6014825%

Class A-4
Note Balance @ 06/15/23	76,910,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	76,910,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	25,110,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	25,110,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	12,560,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	12,560,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	156,165.86
Total Principal Paid	9,163,834.04
Total Paid	9,319,999.90

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	30,035.78
Principal Paid	9,163,834.04
Total Paid to A-3 Holders	9,193,869.82

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1870743
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9775438
Total Distribution Amount	11.1646181

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1094598
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.3958966
Total A-3 Distribution Amount	33.5053564

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	543.38
Noteholders' Principal Distributable Amount	456.62

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	2,092,197.46
Investment Earnings	8,699.92
Investment Earnings Paid	(8,699.92)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$488,237.76	$733,455.27	$496,546.70
Number of Extensions	36	47	34
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.45%	0.29%